Annual Total Returns - Fidelity® Limited Term Government Fund [BarChart] - 11.30 Fidelity Limited Term Government Fund - PRO-07 - Fidelity® Limited Term Government Fund - Fidelity Limited Term Government Fund-Default
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	2.88%
Annual Return 2012	0.92%
Annual Return 2013	(0.31%)
Annual Return 2014	1.28%
Annual Return 2015	0.54%
Annual Return 2016	0.58%
Annual Return 2017	0.57%
Annual Return 2018	1.15%
Annual Return 2019	3.75%
Annual Return 2020	3.91%